Loans (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance	$ 9,355	$ 9,908	$ 6,680
Charge-offs	(752)	(762)	(1,414)
Recoveries	419	1,372	383
Provision	1,472	(1,163)	4,259
Ending Balance	10,494	9,355	9,908
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	639	737	857
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	9,855	8,618	9,051
Allowance For Loan Losses, Ending Balance	10,494	9,355	9,908
Loans, Ending Balance	1,032,608	884,869	948,639
Loans, Ending Balance: Individually Evaluated For Impairments	10,480	12,920	15,248
Loans, Ending Balance: Collectively Evaluated For Impairments	1,022,128	871,949	933,391
Unallocated
Beginning Balance	2,080	2,010	1,388
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(328)	70	622
Ending Balance	1,752	2,080	2,010
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	0	0	0
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	1,752	2,080	2,010
Allowance For Loan Losses, Ending Balance	1,752	2,080	2,010
Loans, Ending Balance	0	0	0
Loans, Ending Balance: Individually Evaluated For Impairments	0	0	0
Loans, Ending Balance: Collectively Evaluated For Impairments	0	0	0
Consumer And All Other [Member]
Beginning Balance	110	128	138
Charge-offs	(591)	(380)	(434)
Recoveries	109	139	173
Provision	586	223	251
Ending Balance	214	110	128
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	0	0	0
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	214	110	128
Allowance For Loan Losses, Ending Balance	214	110	128
Loans, Ending Balance	21,324	11,676	10,861
Loans, Ending Balance: Individually Evaluated For Impairments	0	0	0
Loans, Ending Balance: Collectively Evaluated For Impairments	21,324	11,676	10,861
Multifamily and Farmland
Beginning Balance	150	122	120
Charge-offs	0	0	0
Recoveries	0	3	0
Provision	14	25	2
Ending Balance	164	150	122
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	0	0	0
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	164	150	122
Allowance For Loan Losses, Ending Balance	164	150	122
Loans, Ending Balance	65,562	58,366	48,880
Loans, Ending Balance: Individually Evaluated For Impairments	0	0	0
Loans, Ending Balance: Collectively Evaluated For Impairments	65,562	58,366	48,880
Commercial loans (not secured by real estate)
Beginning Balance	711	1,345	688
Charge-offs	(33)	(293)	(903)
Recoveries	72	786	34
Provision	(93)	(1,127)	1,526
Ending Balance	657	711	1,345
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	0	0	0
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	657	711	1,345
Allowance For Loan Losses, Ending Balance	657	711	1,345
Loans, Ending Balance	81,307	91,172	161,740
Loans, Ending Balance: Individually Evaluated For Impairments	0	49	212
Loans, Ending Balance: Collectively Evaluated For Impairments	81,307	91,123	161,528
Construction and Land Development
Beginning Balance	1,193	1,196	694
Charge-offs	0	0	(5)
Recoveries	0	121	36
Provision	222	(124)	471
Ending Balance	1,415	1,193	1,196
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	0	1	1
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	1,415	1,192	1,195
Allowance For Loan Losses, Ending Balance	1,415	1,193	1,196
Loans, Ending Balance	114,446	95,760	94,124
Loans, Ending Balance: Individually Evaluated For Impairments	0	6	7
Loans, Ending Balance: Collectively Evaluated For Impairments	114,446	95,754	94,117
Single-Family Residential - Banco de la Gente Non-Tradtional
Beginning Balance	864	1,052	1,073
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(101)	(188)	(21)
Ending Balance	763	864	1,052
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	597	672	844
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	166	192	208
Allowance For Loan Losses, Ending Balance	763	864	1,052
Loans, Ending Balance	20,019	23,147	26,883
Loans, Ending Balance: Individually Evaluated For Impairments	8,555	9,795	11,353
Loans, Ending Balance: Collectively Evaluated For Impairments	11,464	13,352	15,530
Farm Loans (Not Secured by Real Estate)
Beginning Balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending Balance	0	0	0
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	0	0	0
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	0	0	0
Allowance For Loan Losses, Ending Balance	0	0	0
Loans, Ending Balance	938	796	855
Loans, Ending Balance: Individually Evaluated For Impairments	0	0	0
Loans, Ending Balance: Collectively Evaluated For Impairments	938	796	855
Single-Family Residential
Beginning Balance	2,013	1,843	1,274
Charge-offs	(128)	(89)	(65)
Recoveries	229	271	70
Provision	208	(12)	564
Ending Balance	2,322	2,013	1,843
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	36	57	4
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	2,286	1,956	1,839
Allowance For Loan Losses, Ending Balance	2,322	2,013	1,843
Loans, Ending Balance	322,262	266,111	272,325
Loans, Ending Balance: Individually Evaluated For Impairments	537	1,633	1,558
Loans, Ending Balance: Collectively Evaluated For Impairments	321,725	264,478	270,767
Commercial
Beginning Balance	2,234	2,212	1,305
Charge-offs	0	0	(7)
Recoveries	9	52	70
Provision	964	(30)	844
Ending Balance	3,207	2,234	2,212
Allowance For Loan Losses, Ending Balance: Individually Evaluated For Impairments	6	7	8
Allowance For Loan Losses, Ending Balance: Collectively Evaluated For Impairments	3,201	2,227	2,204
Allowance For Loan Losses, Ending Balance	3,207	2,234	2,212
Loans, Ending Balance	406,750	337,841	332,971
Loans, Ending Balance: Individually Evaluated For Impairments	1,388	1,437	2,118
Loans, Ending Balance: Collectively Evaluated For Impairments	$ 405,362	$ 336,404	$ 330,853